Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001159408
Registrant Name	FORD CREDIT FLOORPLAN MASTER OWNER TRUST A
Registration File Number	333-283567
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES